Consolidated Statements of Changes in Shareholders' Deficit		Common Stock [Member] USD ($) shares	Common Stock [Member] GBP (£) shares	Preferred Stock [Member] USD ($) shares	Preferred Stock [Member] GBP (£) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] GBP (£)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] GBP (£)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] GBP (£)	USD ($)	GBP (£)
Balance at Jun. 30, 2022			£ 987						£ (3,868,511)		£ (13,164)		£ (3,880,688)
Balance, shares at Jun. 30, 2022 | shares	[1]	12,000,000	12,000,000
Net loss									(2,284,466)				(2,284,466)
Foreign currency translation											258,703		258,703
Balance at Jun. 30, 2023			£ 987						(6,152,977)		245,539		(5,906,451)
Balance, shares at Jun. 30, 2023 | shares	[1]	12,000,000	12,000,000
Net loss									(1,109,005)			$ (1,401,827)	(1,109,005)
Foreign currency translation											(93,036)	(117,603)	(93,036)
Issuance of preferred shares in cash					£ 9		237,333						237,342
Issuance of preferred shares in cash, shares | shares	[1]			120,000	120,000
Issuance of preferred shares in reduction of amount due to related parties					£ 92		2,273,771						2,273,863
Issuance of preferred shares in reduction of amount due to related parties, shares | shares	[1]			1,159,250	1,159,250
Issuance of preferred shares in reduction of promissory notes					£ 102		2,597,300						2,597,402
Issuance of preferred shares in reduction of promissory notes, shares | shares	[1]			1,296,000	1,296,000
Balance at Jun. 30, 2024		$ 1,248	£ 987	$ 257	£ 203	$ 6,457,023	£ 5,108,404	$ (9,179,601)	£ (7,261,982)	$ 193,237	£ 152,503	$ (2,527,836)	£ (1,999,885)
Balance, shares at Jun. 30, 2024 | shares	[1]	12,000,000	12,000,000	2,575,250	2,575,250

[1]	Giving retroactive effect to the issuance of ordinary shares on February 23, 2023, which is detailed in Note 1.